Note 15 - Earnings Per Share	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
15
- Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

Year Ended	January 31, 2018	January 31, 2017	January 31, 2016

Net income for purposes of calculating basic and diluted earnings per share	26,879	23,838	20,562
Weighted average shares outstanding	76,324	75,800	75,595
Dilutive effect of employee stock options	167	230	452
Dilutive effect of restricted and performance share units	621	485	362
Weighted average common and common equivalent shares outstanding	77,112	76,515	76,409
Earnings per share
Basic	0.35	0.31	0.27
Diluted	0.35	0.31	0.27

For the years ended
January 31, 2018,
2017
and
2016,
the application of the treasury stock method excluded
270,525,
145,932
and
nil
stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the years ended
January 31, 2018,
2017
and
2016,
2,475,
25,000
and
nil
stock options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive.